SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 273,017	$ 315,497
Mine operating expenses	176,028	197,378
Severance charges	14,858	9,232
Operating costs from metal inventory	12,886	167
Inventory net realizable value adjustment and write-off	5,655	2,410
Royalties	14,302	17,295
Cost of sales excluding depreciation and amortization	223,729	226,482
Depreciation and amortization	33,939	31,792
Mine operating margin	15,349	57,223
Current tax expense (income)	12,350	0
Net income attributable to non-controlling interest	(5,948)	2,188
Net income/(loss) attributable to Golden Star	(18,123)	38,771
Capital expenditures	46,834	69,638
Total assets	$ 417,987	360,389
Gold Production, Sale Location | South Africa
Disclosure of operating segments [line items]
Concentration risk percentage	90.00%
Operating segments | Wassa
Disclosure of operating segments [line items]
Revenue	$ 183,078	167,376
Mine operating expenses	86,916	115,625
Severance charges	4,970	6,316
Operating costs from metal inventory	7,184	5,080
Inventory net realizable value adjustment and write-off	3,684	2,410
Royalties	9,508	8,652
Cost of sales excluding depreciation and amortization	112,262	138,083
Depreciation and amortization	22,066	20,052
Mine operating margin	48,750	9,241
Current tax expense (income)	12,350
Net income attributable to non-controlling interest	3,043	1,693
Net income/(loss) attributable to Golden Star	27,994	17,644
Capital expenditures	35,420	21,583
Total assets	181,446	195,180
Operating segments | Prestea
Disclosure of operating segments [line items]
Revenue	89,939	148,121
Mine operating expenses	89,112	81,753
Severance charges	9,888	2,916
Operating costs from metal inventory	5,702	(4,913)
Inventory net realizable value adjustment and write-off	1,971	0
Royalties	4,794	8,643
Cost of sales excluding depreciation and amortization	111,467	88,399
Depreciation and amortization	11,873	11,740
Mine operating margin	(33,401)	47,982
Current tax expense (income)	0
Net income attributable to non-controlling interest	(8,991)	495
Net income/(loss) attributable to Golden Star	(25,351)	50,050
Capital expenditures	11,414	48,055
Total assets	147,815	158,715
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from metal inventory	0	0
Inventory net realizable value adjustment and write-off	0	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating margin	0	0
Current tax expense (income)	0
Net income attributable to non-controlling interest	0	0
Net income/(loss) attributable to Golden Star	(8,543)	(3,701)
Capital expenditures	0	0
Total assets	898	4,257
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from metal inventory	0	0
Inventory net realizable value adjustment and write-off	0	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating margin	0	0
Current tax expense (income)	0
Net income attributable to non-controlling interest	0	0
Net income/(loss) attributable to Golden Star	(12,223)	(25,222)
Capital expenditures	0	0
Total assets	$ 87,828	$ 2,237